Operating expenses	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Operating expenses
17 Operating expenses
The nature of the Company's operating expenses from continuing operations include the following:

	Years ended December 31,
	2017	2016	2015
	$	$	$
Key management personnel compensation(1)
Salaries and short-term employee benefits	2,081	2,430	2,957
Termination benefits	—	—	843
Post-employment benefits	59	78	119
Share-based compensation costs	87	1,051	828
	2,227	3,559	4,747
Other employees compensation:
Salaries and short-term employee benefits	3,584	3,574	4,431
Termination benefits	1,806	—	245
Post-employment benefits	441	500	511
Share-based compensation costs	95	31	91
	5,926	4,105	5,278
Goods and services(2)	13,575	21,217	21,429
Leasing costs, net of sublease receipts of $359 in 2017, $345 in 2016 and $380 in 2015(3)	2,247	1,131	1,452
Refundable tax credits and grants	—	—	(23)
Onerous contract expenses resulting from the Restructuring	—	—	(202)
Transaction costs related to share purchase warrants	—	56	2,208
Depreciation and amortization	138	195	271
Impairment (reversal) losses	(44)	85	70
Operating foreign exchange (gains) losses	(72)	39	199
	15,844	22,723	25,404
	23,997	30,387	35,429
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(1)	Key management includes the Company's directors and members of the executive management team.

(2)	Goods and services include third-party R&D costs, laboratory supplies, professional fees, contracted sales force costs, marketing services, insurance and travel expenses.

(3)	Leasing costs also include changes in the onerous lease provision (note 15 - provisions), other than attributable to the unwinding of the discount.
Most of the employment agreements entered into between the Company and its executive officers include termination provisions, whereby the executive officers would be entitled to receive benefits that would be payable if the Company were to terminate the executive officers' employment without cause or if their employment is terminated following a change of control. Separation benefits generally are calculated based on an agreed-upon multiple of applicable base salary and incentive compensation and, in certain cases, other benefit amounts.